Document and Entity Information	12 Months Ended
Aug. 03, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 2, 2013
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Central Index Key	0000826732
Amendment Flag	false
Document Creation Date	Aug 2, 2013
Document Effective Date	Aug 3, 2013
Prospectus Date	Aug 3, 2013

(Class A and C) | Calamos Dividend Growth Fund
Calamos Dividend Growth Fund
Investment Objective
Calamos Dividend Growth Fund’s investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 21 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (Class A and C) Calamos Dividend Growth Fund	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Class A and C) Calamos Dividend Growth Fund		CLASS A	CLASS C
Management Fees		1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%
Other Expenses	[1]	1.83%	1.83%
Total Annual Operating Expenses		3.08%	3.83%
Expense Reimbursement	[2]	(1.73%)	(1.73%)
Total Annual Operating Expenses After Reimbursement		1.35%	2.10%
[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A and Class C are limited to 1.35% and 2.10% of average net assets, respectively. This agreement is not terminable by either party.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
REDEMPTION
Expense Example (Class A and C) Calamos Dividend Growth Fund (USD $)	A	C
1 Year	606	313
3 Years	1,052	832

NO REDEMPTION
Expense Example, No Redemption (Class A and C) Calamos Dividend Growth Fund (USD $)	A	C
1 Year	606	213
3 Years	1,052	832

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and interests or units in Master Limited Partnerships ("MLPs")). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publically traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interest or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.
  MLP Tax Risk — MLPs do not pay federal income tax at the partnership level. Rather, each interest or unit holder is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.
  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund's investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, due to portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Performance
The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Aug 3, 2013
(Class A and C) | Calamos Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Dividend Growth Fund’s investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 21 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 21 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated amount for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	REDEMPTION
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	NO REDEMPTION
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and interests or units in Master Limited Partnerships ("MLPs")). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.

		The Fund may invest up to 25% of its net assets in MLPs. MLPs are publically traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interest or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.
  MLP Tax Risk — MLPs do not pay federal income tax at the partnership level. Rather, each interest or unit holder is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.
  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund's investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, due to portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, therefore performance information is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-582-6969
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
(Class A and C) | Calamos Dividend Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	1,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,052
(Class A and C) | Calamos Dividend Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	313
3 Years	rr_ExpenseExampleYear03	832
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	832

[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A and Class C are limited to 1.35% and 2.10% of average net assets, respectively. This agreement is not terminable by either party.

(Class A and C) | Calamos Mid Cap Growth Fund
Calamos Mid Cap Growth Fund
Investment Objective
Calamos Mid Cap Growth Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 21 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (Class A and C) Calamos Mid Cap Growth Fund	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Class A and C) Calamos Mid Cap Growth Fund		CLASS A	CLASS C
Management Fees		1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%
Other Expenses	[1]	1.83%	1.83%
Total Annual Operating Expenses		3.08%	3.83%
Expense Reimbursement	[2]	(1.83%)	(1.83%)
Total Annual Operating Expenses After Reimbursement		1.25%	2.00%
[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A and Class C are limited to 1.25% and 2.00% of average net assets, respectively. This agreement is not terminable by either party.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
REDEMPTION
Expense Example (Class A and C) Calamos Mid Cap Growth Fund (USD $)	A	C
1 Year	596	303
3 Years	1,039	819

NO REDEMPTION
Expense Example, No Redemption (Class A and C) Calamos Mid Cap Growth Fund (USD $)	A	C
1 Year	596	203
3 Years	1,039	819

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund seeks to generate excess returns relative to its benchmark over full market cycles. The portfolio will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the common stock of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization falls within the range of the companies included in the Russell Mid Cap Growth Index at the time of purchase. As of April 30, 2013, the market capitalization of the Russell Mid Cap Growth Index ranged from $442 million to $28.3 billion. The Fund may continue to hold a security whose market capitalization changes over time, and as a result a portion of the Fund's holdings may have market capitalizations outside of this range at any given time. The Fund will seek to invest in companies with high or accelerating growth rates. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Mid-Sized Company Stock Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Performance
The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Aug 3, 2013
(Class A and C) | Calamos Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Mid Cap Growth Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 21 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 21 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated amount for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	REDEMPTION
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	NO REDEMPTION
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to generate excess returns relative to its benchmark over full market cycles. The portfolio will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the common stock of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization falls within the range of the companies included in the Russell Mid Cap Growth Index at the time of purchase. As of April 30, 2013, the market capitalization of the Russell Mid Cap Growth Index ranged from $442 million to $28.3 billion. The Fund may continue to hold a security whose market capitalization changes over time, and as a result a portion of the Fund's holdings may have market capitalizations outside of this range at any given time. The Fund will seek to invest in companies with high or accelerating growth rates. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Mid-Sized Company Stock Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, therefore performance information is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-582-6969
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
(Class A and C) | Calamos Mid Cap Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	596
3 Years	rr_ExpenseExampleYear03	1,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	596
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
(Class A and C) | Calamos Mid Cap Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	819
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	819

[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A and Class C are limited to 1.25% and 2.00% of average net assets, respectively. This agreement is not terminable by either party.

(Class I and R) | Calamos Dividend Growth Fund
Calamos Dividend Growth Fund
Investment Objective
Calamos Dividend Growth Fund’s investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 20 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (Class I and R) Calamos Dividend Growth Fund	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Class I and R) Calamos Dividend Growth Fund		CLASS I	CLASS R
Management Fees		1.00%	1.00%
Distribution and/or Service Fees (12b-1)		none	0.50%
Other Expenses	[1]	1.83%	1.83%
Total Annual Operating Expenses		2.83%	3.33%
Expense Reimbursement	[2]	(1.73%)	(1.73%)
Total Annual Operating Expenses After Reimbursement		1.10%	1.60%
[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.10% and 1.60% of average net assets, respectively. This agreement is not terminable by either party.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (Class I and R) Calamos Dividend Growth Fund (USD $)	I	R
1 Year	112	163
3 Years	529	682

Expense Example, No Redemption (Class I and R) Calamos Dividend Growth Fund (USD $)	I	R
1 Year	112	163
3 Years	529	682

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and interests or units in Master Limited Partnerships ("MLPs")). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publically traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interest or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.
  MLP Tax Risk — MLPs do not pay federal income tax at the partnership level. Rather, each interest or unit holder is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.
  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund's investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, due to portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Performance
The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Aug 3, 2013
(Class I and R) | Calamos Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Dividend Growth Fund’s investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 20 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 20 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated amount for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and interests or units in Master Limited Partnerships ("MLPs")). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.

		The Fund may invest up to 25% of its net assets in MLPs. MLPs are publically traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interest or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.
  MLP Tax Risk — MLPs do not pay federal income tax at the partnership level. Rather, each interest or unit holder is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.
  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund's investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  RIC Qualification Risk — To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund's total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, due to portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, therefore performance information is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-582-6969
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
(Class I and R) | Calamos Dividend Growth Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	529
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	529
(Class I and R) | Calamos Dividend Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	682
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	682

[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.10% and 1.60% of average net assets, respectively. This agreement is not terminable by either party.

(Class I and R) | Calamos Mid Cap Growth Fund
Calamos Mid Cap Growth Fund
Investment Objective
Calamos Mid Cap Growth Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 20 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (Class I and R) Calamos Mid Cap Growth Fund	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Class I and R) Calamos Mid Cap Growth Fund		CLASS I	CLASS R
Management Fees		1.00%	1.00%
Distribution and/or Service Fees (12b-1)		none	0.50%
Other Expenses	[1]	1.83%	1.83%
Total Annual Operating Expenses		2.83%	3.33%
Expense Reimbursement	[2]	(1.83%)	(1.83%)
Total Annual Operating Expenses After Reimbursement		1.00%	1.50%
[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.00% and 1.50% of average net assets, respectively. This agreement is not terminable by either party.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (Class I and R) Calamos Mid Cap Growth Fund (USD $)	I	R
1 Year	102	153
3 Years	515	668

Expense Example, No Redemption (Class I and R) Calamos Mid Cap Growth Fund (USD $)	I	R
1 Year	102	153
3 Years	515	668

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund seeks to generate excess returns relative to its benchmark over full market cycles. The portfolio will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the common stock of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization falls within the range of the companies included in the Russell Mid Cap Growth Index at the time of purchase. As of April 30, 2013, the market capitalization of the Russell Mid Cap Growth Index ranged from $442 million to $28.3 billion. The Fund may continue to hold a security whose market capitalization changes over time, and as a result a portion of the Fund's holdings may have market capitalizations outside of this range at any given time. The Fund will seek to invest in companies with high or accelerating growth rates. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Mid-Sized Company Stock Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Performance
The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Aug 3, 2013
(Class I and R) | Calamos Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Mid Cap Growth Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 20 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 20 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 39 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated amount for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to generate excess returns relative to its benchmark over full market cycles. The portfolio will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the common stock of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization falls within the range of the companies included in the Russell Mid Cap Growth Index at the time of purchase. As of April 30, 2013, the market capitalization of the Russell Mid Cap Growth Index ranged from $442 million to $28.3 billion. The Fund may continue to hold a security whose market capitalization changes over time, and as a result a portion of the Fund's holdings may have market capitalizations outside of this range at any given time. The Fund will seek to invest in companies with high or accelerating growth rates. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Mid-Sized Company Stock Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.
  American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, therefore performance information is not yet available. In the future, performance information will be available at no cost by visiting www.calamos.com or by calling 800-582-6969.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, therefore performance information is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-582-6969
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
(Class I and R) | Calamos Mid Cap Growth Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	515
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	515
(Class I and R) | Calamos Mid Cap Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.83%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	668
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	668

[1]	Estimated amount for the Fund's current fiscal year.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.00% and 1.50% of average net assets, respectively. This agreement is not terminable by either party.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Aug 3, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2013